Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT:

a.	Composition of assets

Composition of assets, grouped by major classifications, is as follows:

	December 31
	2014	2013
	$ in thousands
Cost:
Machinery and equipment	47,169	29,399
Leasehold improvements	43,950	42,994
Land and buildings	13,334	5,928
Office furniture, equipment	15,564	10,141
Computer equipment	47,702	42,380
Vehicles	455	486

	168,174	131,328
Less - accumulated depreciation and amortization	112,594	103,613

	55,580	27,715

b.	Depreciation and amortization

Depreciation and amortization expenses totaled $11,098,000, $9,220,000 and $8,012,000 in the years ended December 31, 2014, 2013 and 2012, respectively.